Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing profit/(loss) before tax as shown in the consolidated income statement		€ 1,620	€ 13,074		€ 4,149
Profit at weighted average statutory tax rate		363	2,787		1,298
Impairment loss with no tax effect			18
Disposal of Group investments		174	(1,718)		(8)
Effect of taxation of associates and joint ventures, reported within profit before tax		23	(125)		(111)
Deferred tax (credit)/charge following revaluation of investments in Luxembourg			(393)		1,455
Previously unrecognised temporary differences and losses we expect to use in the future		(1,021)	(16)		(708)
Previously recognised temporary differences and losses we no longer expect to use in the future					74
Current year temporary differences (including losses) that we currently do not expect to use		84	81		28
Adjustments in respect of prior year tax liabilities		89	(29)		10
Impact of tax credits and irrecoverable taxes		147	80		73
Deferred tax on overseas earnings		1	(6)		2
Effect of current year changes in statutory tax rates on deferred tax balances		(19)	35		(667)
Financing costs and similar not deductible/(taxable) for tax purposes		214	(27)		46
Revaluation of assets for tax purposes in Italy and Turkey		(65)	(338)		(84)
Expenses not deductible for tax purposes		60	143		153
Total income tax expense		50	€ 492	[1]	€ 1,561	[1]
Income tax credit		(110)
M-PESA Holding Co. Limited
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments		37
Vantage Towers A.G
Reconciliation of accounting profit multiplied by applicable tax rates
Disposal of Group investments		€ 30
UK
Reconciliation of accounting profit multiplied by applicable tax rates
Applicable tax rate	25.00%

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.